Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2023
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss

7 Financial assets at fair value through profit or loss

(€ million)	December 31, 2023	December 31, 2022
Bonds issued by sovereign states	1,250	1,244
Other	5,196	5,243
Financial assets held for trading	6,446	6,487
Other financial assets at fair value through profit or loss	336	1,764
Total financial assets at fair value through profit or loss	6,782	8,251

The Company has established a liquidity reserve as part of its internal targets and financial strategy with a view of ensuring an adequate level of flexibility to the Group development plans and of matching unplanned fund requirements or managing restrictions in accessing financial markets. The management of this liquidity reserve is performed through trading activities with the aim of optimizing returns, within a predefined and authorized level of risk threshold, targeting the preservation of the invested capital and the ability to promptly convert it into cash.

Financial assets held for trading include securities subject to lending agreements of €1,288 million (€1,090 million at December 31, 2022).

The breakdown by currency is provided below:

(€ million)	December 31, 2023	December 31, 2022
Euro	3,766	3,599
U.S. dollars	2,680	2,885
Other currencies		3
Financial assets held for trading	6,446	6,487
Euro	200	1,201
U.S. dollars	136	563
Other financial assets at fair value through profit or loss	336	1,764
Total financial assets at fair value through profit or loss	6,782	8,251

The breakdown by issuing entity and credit rating is presented below:

	Nominal value (€ million)	Fair Value (€ million)	Rating - Moody's	Rating - S&P
Quoted bonds issued by sovereign states
Fixed rate bonds
Italy	178	180	Baa3	BBB
United States of America	603	536	Aaa	AA+
Spain	166	170	Baa1	A
Canada	65	59	Aaa	AAA
France	58	58	Aa2	AA
Other (*)	96	89	from Aaa to A3	from AAA to A
	1,166	1,092
Floating rate bonds
Italy	155	158	Baa3	BBB
	155	158
Total quoted bonds issued by sovereign states	1,321	1,250

Other Bonds
Fixed rate bonds
Quoted bonds issued by industrial companies	1,995	1,885	from Aaa to Baa2	from AAA to BBB
Quoted bonds issued by financial and insurance companies	819	788	from Aaa to Baa3	from AAA to BBB-
Other bonds	1,023	1,007	from Aaa to Baa3	from AAA to BBB-
	3,837	3,680
Floating rate bonds
Quoted bonds issued by financial and insurance companies	629	616	from Aaa to Baa2	from AAA to BBB-
Quoted bonds issued by industrial companies	469	452	from Aa2 to Baa3	from AA to BBB-
Other bonds	476	448	from Aaa to Baa2	from AAA to BBB
	1,574	1,516
Total other bonds	5,411	5,196

Total financial assets held for trading	6,732	6,446

Other financial assets at fair value through profit or loss	350	336		from AAAm to BBB

	7,082	6,782

(*) Amounts included herein are lower than €50 million.

Other financial assets at fair value through profit or loss consisted of investments in Money Market funds.

The fair value hierarchy is level 1 for €5,106 million and level 2 for €1,340 million. The fair value hierarchy for Other financial assets measured at fair value with effects to profit or loss is level 2. During 2023, there were no significant transfers between the different hierarchy levels of fair value.